SHARE BASED COMPENSATION - Summary of fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple		2.0	2.0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.52%		63.50%
Expected dividends yield		63.70%
Exercise multiple	2.2
Risk-free interest rate per annum	2.54%	2.88%	2.15%
The fair value of underlying ordinary shares (per share)	$ 6.97	$ 14.27	$ 9.99
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			68.80%
Expected dividends yield	55.70%	67.80%
Exercise multiple	2.8
Risk-free interest rate per annum	3.23%	3.22%	3.18%
The fair value of underlying ordinary shares (per share)	$ 14.99	$ 19.03	$ 16.54